Mining interests (Tables)	12 Months Ended
Dec. 31, 2021
Exploration And Evaluation Of Mineral Resources [Abstract]
Disclosure of detailed information about property, plant and equipment

	2021	2020
	$	$
Property, plant and equipment (depletable)
Fekola Mine, Mali
Cost	1,645,337	1,516,134
Accumulated depreciation and depletion	(609,899)	(416,559)
	1,035,438	1,099,575
Masbate Mine, Philippines
Cost	1,085,687	1,046,577
Accumulated depreciation and depletion	(449,675)	(361,438)
	636,012	685,139
Otjikoto Mine, Namibia
Cost	782,208	696,956
Accumulated depreciation and depletion	(475,303)	(371,138)
	306,905	325,818

Exploration and evaluation properties (pre-depletable)
Gramalote Property, Colombia, net of impairment	119,866	95,435
Menankoto Property, Mali	33,739	28,991
Bantako North Property, Mali	15,351	6,191
Kiaka Royalty, Burkina Faso	18,488	—
Mocoa Royalty, Colombia	10,230	10,230
Finland Properties, Finland	12,561	9,034
Uzbekistan Properties, Uzbekistan	8,802	4,131
Kiaka Project, Burkina Faso	—	80,927
Ondundu Property, Namibia	—	10,701
Other	11,019	6,688
	230,056	252,328
Corporate & other
Office, furniture and equipment, net	23,420	24,160
	2,231,831	2,387,020
Investments in associates (accounted for using the equity method)
Calibre, Nicaragua	93,728	76,235
BeMetals, Various	10,508	—
	104,236	76,235
	2,336,067	2,463,255

	Cost					Accumulated depreciation				Net carrying value
	Balance at Dec. 31, 2020	Additions	Disposals / write-offs	Reclass / Mine restoration provision movements	Balance at Dec. 31, 2021	Balance at Dec. 31, 2020	Depreciation	Disposals / write-offs	Balance at Dec. 31, 2021	As at Dec. 31, 2021	As at Dec. 31, 2020
	$	$	$	$	$	$	$	$	$	$	$

Property, plant and equipment (depletable)
Fekola Mine	1,516,134	126,824	(2,508)	4,887	1,645,337	(416,559)	(193,401)	61	(609,899)	1,035,438	1,099,575
Masbate Mine	1,046,577	35,081	(284)	4,313	1,085,687	(361,438)	(88,450)	213	(449,675)	636,012	685,139
Otjikoto Mine	696,956	85,571	(3,277)	2,958	782,208	(371,138)	(107,383)	3,218	(475,303)	306,905	325,818
	3,259,667	247,476	(6,069)	12,158	3,513,232	(1,149,135)	(389,234)	3,492	(1,534,877)	1,978,355	2,110,532

Exploration & evaluation properties (pre-depletable)
Gramalote Property	95,435	24,392	—	39	119,866	—	—	—	—	119,866	95,435
Menankoto Property	28,991	4,748	—	—	33,739	—	—	—	—	33,739	28,991
Bantako North Property	6,191	9,160	—	—	15,351	—	—	—	—	15,351	6,191
Kiaka Royalty	—	18,488	—	—	18,488	—	—	—	—	18,488	—
Mocoa Royalty	10,230	—	—	—	10,230	—	—	—	—	10,230	10,230
Finland Properties	9,034	3,527	—	—	12,561	—	—	—	—	12,561	9,034
Uzbekistan Properties	4,131	4,671	—	—	8,802	—	—	—	—	8,802	4,131
Kiaka Project	80,927	4,639	(85,566)	—	—	—	—	—	—	—	80,927
Ondundu Property	10,701	7,904	(5,905)	(12,700)	—	—	—	—	—	—	10,701
Other	6,688	9,514	(5,183)	—	11,019	—	—	—	—	11,019	6,688
	252,328	87,043	(96,654)	(12,661)	230,056	—	—	—	—	230,056	252,328

Corporate
Office, furniture & equipment	28,394	1,652	(1,506)	—	28,540	(4,234)	(2,392)	1,506	(5,120)	23,420	24,160

	3,540,389	336,171	(104,229)	(503)	3,771,828	(1,153,369)	(391,626)	4,998	(1,539,997)	2,231,831	2,387,020

Investments in associates (accounted for using the equity method)
Calibre	76,235	17,493	—	—	93,728	—	—	—	—	93,728	76,235
BeMetals	—	10,508	—	—	10,508	—	—	—	—	10,508	—
	76,235	28,001	—	—	104,236	—	—	—	—	104,236	76,235

	3,616,624	364,172	(104,229)	(503)	3,876,064	(1,153,369)	(391,626)	4,998	(1,539,997)	2,336,067	2,463,255

	Cost					Accumulated depreciation				Net carrying value
	Balance at Dec. 31, 2019	Additions	Disposals / write-offs	Reclass / Impairment reversal / Mine restoration provision movements	Balance at Dec. 31, 2020	Balance at Dec. 31, 2019	Depreciation	Disposals / write-offs	Balance at Dec. 31, 2020	As at Dec. 31, 2020	As at Dec. 31, 2019
	$	$	$	$	$	$	$	$	$	$	$

Property, plant and equipment (depletable)
Fekola Mine	1,322,865	192,924	(7,271)	7,616	1,516,134	(258,580)	(164,898)	6,919	(416,559)	1,099,575	1,064,285
Masbate Mine	815,418	42,559	(629)	189,229	1,046,577	(295,616)	(66,347)	525	(361,438)	685,139	519,802
Otjikoto Mine	638,664	73,605	(20,016)	4,703	696,956	(323,152)	(67,304)	19,318	(371,138)	325,818	315,512
	2,776,947	309,088	(27,916)	201,548	3,259,667	(877,348)	(298,549)	26,762	(1,149,135)	2,110,532	1,899,599

Exploration & evaluation properties (pre-depletable)
Gramalote Property	—	7,903	—	87,532	95,435	—	—	—	—	95,435	—
Kiaka Project	76,807	4,120	—	—	80,927	—	—	—	—	80,927	76,807
Menankoto Property	25,450	3,541	—	—	28,991	—	—	—	—	28,991	25,450
Ondundu Property	9,778	923	—	—	10,701	—	—	—	—	10,701	9,778
Mocoa Royalty	10,230	—	—	—	10,230	—	—	—	—	10,230	10,230
Finland Properties	6,697	2,337	—	—	9,034	—	—	—	—	9,034	6,697
Bantako North Property	1,689	4,502	—	—	6,191	—	—	—	—	6,191	1,689
Uzbekistan Properties	2,164	1,967	—	—	4,131	—	—	—	—	4,131	2,164
Other	12,157	5,884	(11,353)	—	6,688	—	—	—	—	6,688	12,157
	144,972	31,177	(11,353)	87,532	252,328	—	—	—	—	252,328	144,972

Corporate
Office, furniture & equipment	4,971	23,423	—	—	28,394	(2,811)	(1,423)	—	(4,234)	24,160	2,160

	2,926,890	363,688	(39,269)	289,080	3,540,389	(880,159)	(299,972)	26,762	(1,153,369)	2,387,020	2,046,731

Investments in joint ventures and associates (accounted for using the equity method)
Gramalote Property	77,265	13,124	—	(90,389)	—	—	—	—	—	—	77,265
Calibre	53,471	22,764	—		76,235	—	—	—	—	76,235	53,471
	130,736	35,888	—	(90,389)	76,235	—	—	—	—	76,235	130,736

	3,057,626	399,576	(39,269)	198,691	3,616,624	(880,159)	(299,972)	26,762	(1,153,369)	2,463,255	2,177,467

Schedule of gain (loss) on sale of mining interest
The gain on the disposal of the Kiaka Project was, $23 million as outlined below:

$
Proceeds from sale:
Initial payment received upon agreement execution	450
Cash consideration received upon closing	22,500
Common shares of WAF, issued upon closing	20,530
Cash consideration, one year from closing discounted at 10.22%	41,239
NSR royalty	18,488
Transaction costs	(248)
Total proceeds from sale, net of transaction costs	102,959

Total assets sold	85,656
Total liabilities sold	(5,356)
Net assets sold	80,300

Gain on disposal of Kiaka Project	22,659
The loss on the disposal of the Toega Property is outlined below:

$
Proceeds from sale:
Cash consideration, received upon agreement execution	9,000
Cash consideration, received upon closing	9,000
NSR royalty	2,599
Tax guarantee receivable	1,858
Transaction costs	(18)
Total proceeds from sale, net of transaction costs	22,439

Total assets sold	23,237
Total liabilities sold	(602)
Net assets sold	22,635

Loss on disposal of Toega Property	(196)

Disclosure of investments accounted for using equity method
The following table summarizes the change in the carrying amount of the Company's investment in BeMetals:

$

Balance at December 31, 2020	—
Share consideration on Kronk sale	4,741
Purchase of BeMetals shares	5,945
Share of net loss for the year	(164)
Loss on dilution	(14)
Balance at December 31, 2021	10,508
The following table summarizes the change in the carrying amount of the Company's investment in associate:

$

Balance at December 31, 2019	53,471
Share of net income for the year	22,167
Gain on dilution	597
Balance at December 31, 2020	76,235
Share of net income for the year	17,707
Loss on dilution	(214)
Balance at December 31, 2021	93,728

Disclosure of Significant Unobservable Inputs Used in Fair Value Measurement of Assets	The Company’s estimate of future cash flows is subject to risks and uncertainty and, therefore, could change in the future if the underlying assumptions change.
Key assumptions used for the impairment tests were:

	2020	2019

Long-term gold price	$1,500/ounce	$1,350/ounce
Silver price	$17/ounce	$17/ounce
Estimated final year of production	2036	2036
Discount rate	5%	5%